Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Information Related to Bank's Impaired Loans) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	$ 5,259	$ 3,501
Carrying value of impaired loans	4,949	3,299
Related allowance for credit losses	1,542	1,022
Average gross impaired loans	3,998	2,812
Residential mortgages [Member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	827	665
Carrying value of impaired loans	765	618
Related allowance for credit losses	60	57
Average gross impaired loans	685	618
Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	1,045	849
Carrying value of impaired loans	990	795
Related allowance for credit losses	262	197
Average gross impaired loans	894	735
Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	575	514
Carrying value of impaired loans	575	514
Related allowance for credit losses	378	312
Average gross impaired loans	544	425
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	2,812	1,473
Carrying value of impaired loans	2,619	1,372
Related allowance for credit losses	842	456
Average gross impaired loans	$ 1,875	$ 1,034